Capital provision assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Capital provision assets.
At beginning of period	$ 3,735,556	$ 3,117,263
Deployments	682,027	727,298
Realizations	(708,293)	(426,734)
Income/(loss) for the period	1,333,262	330,811
Foreign exchange gains/(losses)	2,836	(13,082)
At end of period	$ 5,045,388	$ 3,735,556